Segment Information - Assets by Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 56,500	$ 21,466
Number of operating segments | segment	4
Operating segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 53,431	23,994
Operating segments | Oilfield Services
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	32,841	4,063
Operating segments | Oilfield Equipment
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	7,613	8,701
Operating segments | Turbo-machinery & Process Solutions
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	9,147	8,090
Operating segments | Digital Solutions
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	3,830	3,140
Corporate and eliminations (2)
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 3,069	$ (2,528)